Equity Method Investments - Summary of Financial Information for Refinitiv with Reconciliation to Thomson Reuters Carrying Value of its Investment (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2019
Assets
Current assets	$ 3,071	$ 4,521
Total assets	17,295	17,018	$ 17,181
Revenues	5,906	5,501
Liabilities
Current liabilities	3,219	2,691
Total liabilities	7,735	7,808	$ 7,960
Net loss	1,564	4,023
Remove: Net earnings attributable to non-controlling interests	0	90
Net loss attributable to Refinitiv	1,564	3,933
Thomson Reuters carrying amount	1,551	2,186
Refinitiv [member]
Assets
Current assets	2,031	2,284
Non-current assets	20,709	20,978
Total assets	22,740	23,262
Revenues	6,250	1,550
Liabilities
Current liabilities	3,398	1,951
Non-current liabilities	13,964	14,815
Total liabilities	17,362	16,766
Net loss	(1,278)	(522)
Net assets	5,378	6,496
Remove: Net earnings attributable to non-controlling interests	(75)	(10)
Non-controlling interests	(2,100)	(1,924)
Other	(195)	(58)
Net assets attributable to Refinitiv, Beginning balance	4,514	5,218
Net loss attributable to Refinitiv	(1,353)	(532)
Other comprehensive loss attributable to Refinitiv	(78)	(172)
Total comprehensive loss attributable to Refinitiv	(1,431)	(704)
Net assets attributable to Refinitiv, Ending balance	$ 3,083	$ 4,514
Thomson Reuters % share	45.00%	45.00%
Thomson Reuters carrying amount	$ 1,387	$ 2,031